Average Annual Total Returns - Federated Hermes Municipal Bond Fund Inc	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	F 1 Year	F 5 Years	F 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	S&P Municipal Bond Index1(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond Index1(reflects no deduction for fees, expenses or taxes) 5 Years		S&P Municipal Bond Index1(reflects no deduction for fees, expenses or taxes) 10 Years		S&P Municipal Bond 3-Year Plus Index2(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond 3-Year Plus Index2(reflects no deduction for fees, expenses or taxes) 5 Years		S&P Municipal Bond 3-Year Plus Index2(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Municipal National LongFunds Average3 1 Year		Morningstar Municipal National LongFunds Average3 5 Years		Morningstar Municipal National LongFunds Average3 10 Years
Total	0.03%	2.66%	4.06%	(0.07%)	2.59%	4.02%	1.01%	2.65%	3.86%	(1.66%)	2.45%	3.86%	2.84%	2.79%	3.69%	2.57%	3.38%	4.42%	4.50%	3.64%	4.55%	4.95%	[1]	3.83%	[1]	4.66%	[1]	5.62%	[2]	4.35%	[2]	5.32%	[2]	5.36%	[3]	4.02%	[3]	5.02%	[3]

[1]	The S&P Municipal Bond Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or a local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor’s Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly.
[2]	The S&P Municipal Bond 3-Year Plus Index consists of bonds in the Main Index that are rated at least “BBB-“ by Standard & Poor’s, “Baa3” by Moody’s or “BBB-“ by Fitch Ratings. All bonds must also have a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the rebalancing date.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.